OFF-BALANCE-SHEET ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year end.

	2012	2011
Financial standby letters of credit	$228	$219
Commitments to originate loans	4,927	3,956
Unused lines of credit and letters of credit	50,737	58,604
Performance standby letters of credit	—	54